COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS - Legal Contingencies (Details) $ in Millions		9 Months Ended	12 Months Ended
	Aug. 29, 2018 claim	Nov. 30, 2019 USD ($) claim lawsuit	Feb. 23, 2019 USD ($) lawsuit store	Jan. 03, 2015 store claim	Feb. 27, 2016 incident
Loss Contingencies [Line Items]
Number of retail food and drug stores | store			2,269
Security breach
Loss Contingencies [Line Items]
Number of retail food and drug stores | store				800
Number of lawsuits dismissed				2
Security breach | Threatened litigation
Loss Contingencies [Line Items]
Number of data breach incidents | incident					2
Safeway's 401(k) Plan | Pending litigation | Safeway Inc
Loss Contingencies [Line Items]
Number of lawsuits filed against the company | lawsuit		2	2
Qui Tam Lawsuits | Pending litigation
Loss Contingencies [Line Items]
Number of lawsuits filed against the company | lawsuit		2	2
Qui Tam Lawsuits | Pending litigation | Minimum
Loss Contingencies [Line Items]
Damages sought in a lawsuit | $		$ 100	$ 100
Consolidated cases for multidistrict litigation
Loss Contingencies [Line Items]
Number of lawsuits filed against the company	1,623	2,000
Consolidated cases for multidistrict litigation | Threatened litigation
Loss Contingencies [Line Items]
Number of new claims filed	10	70
Consolidated cases for multidistrict litigation | Threatened litigation | Blackfeet Tribe
Loss Contingencies [Line Items]
Number of new claims filed	1	1